TAX - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustment of deferred tax	$ (3.3)	$ 2.2	$ (7.3)
Effective tax rate	0.30%	1.00%	(1.00%)
Deferred tax liability	$ 0.3	$ 3.6	$ 6.1
Deferred tax assets related to trading losses	2.2	2.2	2.2
Entities outside of the tonnage tax regime
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	6.2
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	5.9	8.5	13.2
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	$ 0.0	$ 0.0	$ 0.3